Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Basic and Diluted Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share	The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:
	Year ended December 31,
	2021	2022	2023
Numerator:
Net loss	$(27,271)	$(33,762)	$(29,157)

Denominator:

Weighted-average shares used in computing net loss per share, basic and diluted	40,534,697	63,534,875	69,377,922

Net loss per share, basic and diluted	$(0.67)	$(0.53)	$(0.42)

Schedule of Computation of Diluted Net Loss Per Share	The potential shares of Ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:
	Year ended December 31,
	2021	2022	2023

Convertible Preferred shares	13,739,186	-	-
Outstanding share options	6,046,769	8,237,794	10,520,774
RSU	1,031,250	924,867	813,268
Warrant to Preferred A shares	3,880,777	-	-
Warrants	651,067	18,071,521	18,061,537

	25,349,049	27,234,182	29,395,579